SEGMENT INFORMATION (Schedule of Assets Information by Segment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Cash and cash equivalents	$ 91,397	$ 118,572	$ 152,984	$ 179,718
Term deposit	226,755	134,055	116,284
Restricted cash		1,640	3,767
Accounts and notes receivable, net	127,248	87,517
Accounts receivable, net			88,691
Fixed assets, net	3,729	5,308	5,984
Intangible assets, net	16,468	29,518	33,890
Goodwill	226,056	319,280	320,424
Total assets	853,628	802,142	833,808
Operating Segments [Member] | Consumer [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	89,165	115,296	151,621
Term deposit	226,755	134,055	116,284
Restricted cash
Accounts and notes receivable, net	121,317	79,282
Accounts receivable, net			62,340
Fixed assets, net	3,403	4,719	5,008
Intangible assets, net	14,778	26,196	28,416
Goodwill	219,794	304,081	300,669
Total assets	838,782	776,215	769,595
Operating Segments [Member] | Enterprise [Member]
Segment Reporting Information [Line Items]
Cash and cash equivalents	2,232	3,276	1,363
Term deposit
Restricted cash		1,640	3,767
Accounts and notes receivable, net	5,931	8,235
Accounts receivable, net			26,351
Fixed assets, net	326	589	976
Intangible assets, net	1,690	3,322	5,474
Goodwill	6,262	15,199	19,755
Total assets	$ 14,846	$ 25,927	$ 64,213